March 4, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Value Line Intermediate Bond Fund, Inc.
               (formerly known as Value Line Adjustable
                Rate U.S. Government Securities Fund, Inc,.
                File #33-44133; #811-6482
                Rule 497(j)
               ----------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                        Very truly yours,



                                        Peter D. Lowenstein
                                        Legal Counsel




PDL:rs